STOCKHOLDERS' DEFICIENCY (Details) - The following table summarizes the restricted stock activity	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
STOCKHOLDERS' DEFICIENCY (Details) - The following table summarizes the restricted stock activity [Line Items]
Unvested restricted shares as of September 30, 2013	2,247,634
Restricted Stock [Member]
STOCKHOLDERS' DEFICIENCY (Details) - The following table summarizes the restricted stock activity [Line Items]
Restricted shares issued as of December 31, 2012	13,456,667	13,456,667	1,870,940
Granted during nine months ended September 30, 2013
Forfeited during nine months ended September 30, 2013
Total Restricted Shares Issued at September 30, 2013	13,456,667	13,456,667	1,870,940
Vested at September 30, 2013	160,412	(5,693,052)
Unvested restricted shares as of September 30, 2013	13,296,255	7,763,615